Condensed Statement of Cash Flows - USD ($)		3 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
Cash Flows from Operating Activities
Net loss	$ (5,000)	$ (5,752,119)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by related party	5,000
Offering costs allocated to warrant liability		1,605,246
Loss on change in fair value of warrant liability		4,098,833
Changes in operating assets and liabilities:
Prepaid expenses		(328,827)
Other assets		(363,650)
Accrued expenses		12,500
Net cash used in operating activities		(728,017)
Cash Flows from Investing Activities:
Investment of cash into Trust Account		(690,000,000)
Net cash used in Investing activities		(690,000,000)
Cash Flows from Financing Activities
Proceeds from sale of Units, net of deferred underwriting discounts paid		676,200,000
Proceeds from Private Placement Warrants		15,800,000
Repayment of promissory note - related party		(191,827)
Payment of other offering costs		(141,968)
Net cash provided by financing activities		691,666,205
Net change in cash		938,188
Cash - beginning of period
Cash - end of period		938,188
Supplemental disclosure of noncash investing and financing activities:
Initial classification of Class A ordinary shares subject to possible redemption		614,644,014
Initial classification of warrant liability		47,489,666
Deferred offering costs included in accrued offering costs	161,669	425,000
Deferred offering costs included in due to related party	$ 20,000
Issuance of Class B and Class C ordinary shares to Sponsor as settlement of due to related party		25,000
Deferred offering costs paid through promissory note - related party		186,827
Deferred underwriting fees payable		$ 24,150,000